SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 15 – SUBSEQUENT EVENTS Subsequent to December 31, 2023 the Company issued 157,050,725 shares and received $95,585 in gross proceeds pursuant to draws on its equity line of credit.